Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Composition of inventories

The composition of inventories is as follows:

	12/31/2020			12/31/2019
	Cost	Provision for losses	Net balance	Cost	Provision for losses	Net balance
Fuels, lubricants and greases	1,682,841	(5,344)	1,677,497	1,843,257	(2,073)	1,841,184
Finished goods	646,180	(22,281)	623,899	541,689	(22,048)	519,641
Work in process	1,450	-	1,450	1,971	-	1,971
Raw materials	568,185	(1,827)	566,358	365,960	(2,552)	363,408
Liquefied petroleum gas (LPG)	110,767	(5,761)	105,006	101,715	(5,761)	95,954
Consumable materials and other items for resale	129,559	(2,598)	126,961	140,058	(2,587)	137,471
Pharmaceutical, hygiene, and beauty products	521,689	(2,611)	519,078	549,191	(2,877)	546,314
Purchase for future delivery (1)	198,986	(464)	198,522	183,170	(2,719)	180,451
Properties for resale	27,532	(107)	27,425	29,273	(107)	29,166
	3,887,189	(40,993)	3,846,196	3,756,284	(40,724)	3,715,560

(1) Refers substantially to ethanol, biodiesel and advance of fuels.

Movements in the provision for losses

Movements in the provision for losses are as follows:

Balance as of December 31, 2017	37,099
Additions to net realizable value adjustment	600
Additions of obsolescence and other losses	3,903
Oxiteno Andina (i)	985
Balance as of December 31, 2018	42,587
Reversals to net realizable value adjustment	(5,174)
Additions of obsolescence and other losses	4,296
Oxiteno Andina (ii)	(985)
Balance as of December 31, 2019	40,724
Additions to net realizable value adjustment	2,245
Reversals of obsolescence and other losses	(1,976)
Balance as of December 31, 2020	40,993

(i) Refers to impairment for subsidiary Oxiteno Andina.

(ii) Refers to the asset write-offs of Oxiteno Andina in 2019 (see Note 3.b.6).

Breakdown of provisions for losses related to inventories

The breakdown of provisions for losses related to inventories is shown in the table below:

	12/31/2020	12/31/2019
Net realizable value adjustment	17,488	15,243
Obsolescence and other losses	23,505	25,481
Total	40,993	40,724